Cover	Jan. 31, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2024
Entity File Number	001-39137
Entity Registrant Name	Fresh2 Group Limited
Entity Central Index Key	0001786511
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	650 5TH AVE STE 2416
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019-6108
City Area Code	917
Local Phone Number	397-6890
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
American depositary shares (each representing 20 Class A ordinary shares, par value US$0.01 per share)
Title of 12(b) Security	American depositary shares (each representing 20 Class A ordinary shares, par value US$0.01 per share)
Trading Symbol	FRES
Security Exchange Name	NASDAQ
Class A ordinary share, par value US$0.01 per share
Title of 12(b) Security	Class A ordinary share, par value US$0.01 per share